Business combination - Assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Sep. 03, 2025	Dec. 31, 2025
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill		$ 3,759
Ziitech Pty Ltd
Disposal of SCHL Group
Fair value of non-controlling interests	$ 4,851
Total	7,171
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	152
Accounts receivable, net	315
Inventories	142
Prepayments and other current assets	36
Intangible assets, net	3,847
Property, equipment and software, net	10
Operating right-of-use assets, net	124
Other non-current assets	31
Accounts payable	(102)
Accrued expenses and other liabilities	(946)
Operating lease liabilities, current	(86)
Deferred tax liabilities	(65)
Operating lease liabilities, non-current	(46)
Goodwill	3,759
Total	7,171
Ziitech Pty Ltd | Class A Ordinary Shares
Disposal of SCHL Group
Fair value of issuance of Class A Ordinary Shares for acquisition of Ziitech	$ 2,320